As filed with the Securities and Exchange Commission on March 6, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: June 30, 2009

Date of reporting period: December 31, 2008

Item 1. Report to Stockholders.

Davidson Multi-Cap Core Fund
Semi-Annual Report
December 31, 2008

Dear Shareholder:

2008 was the worst year for U.S. equity returns since 1931.  The Russell 3000® experienced a 31% decline in value for the period beginning with the inception of your fund on August 11, 2008 through 12/31/2008.  We use the Russell 3000 index as our benchmark since large, medium, and small companies are all represented; unlike the S&P 500 or the Dow Jones Industrial Average, which contain primarily large companies.  The Fund performed in line with the index during this difficult period.

Because of the unusual volatility in the economy and the market during this period, portfolio turnover was higher than we would normally expect.  We sold Constellation Energy, Texas Instruments, Healthways, and Nordstrom and purchased Black Hills Corporation, Google, Energizer Holdings, and D.R. Horton.  Constellation faced a liquidity crisis as a result of the difficult credit markets in late summer.  We determined that the near-term prospects for Texas Instruments were deteriorating.  Healthways was eliminated because its disease management business was not achieving the results we anticipated, and we sold Nordstrom to reduce the portfolio’s exposure to continuing weakness in consumer spending.  We added Black Hills Corporation to replace Constellation Energy in the utilities sector.  We purchased Frontier Oil because its price has been driven down to a level we believe represented a compelling long-term value.  We think Google is the leader in the growing internet advertizing market. We initiated a position in Energizer Holdings because we think it represents an excellent value with good long-term potential.  Finally, we initiated a small position in D.R. Horton to benefit from the eventual recovery in the housing market.

We are currently in an unusual period of economic and market uncertainty.  Most observers now expect the current U.S. recession will be the longest in the post war period.  Most of the developed world economies are following the U.S. economy down.  The change in leadership in Washington is also contributing to uncertainty.  As usual, the markets have been reflecting the economic upheaval and clouded outlook.  However, we choose to look at current, relatively low equity market prices as an opportunity.  In an October 17, 2008 op-ed piece in The New York Times, Warren Buffett said he is moving his personal money from Treasury securities to stocks.  He stated that his simple rule is to “be fearful when others are greedy, and be greedy when others are fearful. . .  What is likely, however, is that the market will move higher, perhaps substantially so, well before either sentiment or the economy turns up.”  We agree.  That is why we purchased D.R. Horton and why we have tried to keep the portfolio positioned to achieve good performance when conditions improve.  We thank you for you confidence in Davidson Investment Advisors and our Multi-Cap Core Fund.

Cordially,

Andrew I. Davidson
President

Must be preceded or accompanied by a prospectus.
Quasar Distributors, LLC, Distributor 2/2009

Mutual fund investing involves risk.  Principal loss is possible.  Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

Because the fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an EFT’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.  The fund will bear its shares of the fees and expenses of the underlying funds.  Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs.

The fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates.  The investment in options is not suitable for all investors.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends.  You cannot invest directly in an index.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments for a complete listing of fund holdings.

Current and future portfolio holdings are subject to risk.

The opinions expressed in this letter are those of the fund manager, are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

Davidson Multi-Cap Core Fund

Expense Example at December 31, 2008 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/11/08 – 12/31/08).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.15% per the advisory agreement. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning Account Value 8/11/08	Ending Account Value 12/31/08	Expenses Paid During Period* 8/11/08 – 12/31/08

Actual	$1,000.00	$690.60	$3.78

Hypothetical (5% return	$1,000.00	$1,014.98	$4.51
before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 142 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Davidson Multi-Cap Core Fund

Sector Allocation of Portfolio Assets - December 31, 2008 (Unaudited)

Percentages represent market value as a percentage of total investments.

Davidson Multi-Cap Core Fund

Schedule of Investments December 31, 2008 (Unaudited)
Shares	COMMON STOCKS - 94.60%	Value
	Aerospace & Defense - 4.49%
1,485	Alliant Techsystems, Inc. (a)	$127,354
2,270	United Technologies Corp.	121,672
		249,026
	Air Freight & Logistics - 1.71%
1,480	FedEx Corp.	94,942
	Beverages - 2.44%
2,465	PepsiCo, Inc.	135,008
	Biotechnology - 1.84%
1,765	Amgen, Inc. (a)	101,929
	Capital Markets - 1.53%
2,155	State Street Corp.	84,756
	Chemicals - 3.29%
3,085	E.I. du pont de Nemours & Co.	78,050
1,755	Praxair, Inc.	104,177
		182,227
	Commercial Banks - 3.85%
5,350	TCF Financial Corp.	73,081
4,750	Wells Fargo & Co.	140,030
		213,111
	Commercial Services & Supplies - 1.29%
5,475	Herman Miller, Inc.	71,339
	Communications Equipment - 3.46%
6,695	Cisco Systems, Inc. (a)	109,129
4,720	Juniper Networks, Inc. (a)	82,647
		191,776
	Computers & Peripherals - 4.00%
1,075	Apple, Inc. (a)	91,751
1,540	International Business Machines Corp.	129,607
		221,358
	Diversified Financial Services - 3.50%
3,760	JPMorgan Chase & Co.	118,553
3,350	Principal Financial Group, Inc.	75,609
		194,162

The accompanying notes are in integral part of these financial statements.

Davidson Multi-Cap Core Fund

Schedule of Investments
December 31, 2008 (Unaudited), Continued
Shares	COMMON STOCKS - 94.60%	Value
	Diversified Telecommunication Services - 2.23%
3,640	Verizon Communications, Inc.	$123,396
	Electric Utilities - 1.95%
4,000	Black Hills Corp.	107,840
	Energy Equipment & Services - 2.47%
2,465	Baker Hughes, Inc.	79,053
1,225	Transocean Ltd (a)(b)	57,881
		136,934
	Food & Staples Retailing - 2.07%
2,180	Costco Wholesale Corp.	114,450
	Food Products - 3.71%
4,105	Archer-Daniels-Midland Co.	118,347
9,935	Tyson Foods, Inc. - Class A	87,031
		205,378
	Health Care Equipment & Supplies - 2.14%
1,735	Becton, Dickinson & Co.	118,657
	Health Care Providers & Services - 4.24%
2,950	Medco Health Solutions, Inc. (a)	123,635
3,845	Pharmaceutical Product Development, Inc.	111,543
		235,178
	Health Care Technology - 1.44%
5,275	IMS Health, Inc.	79,969
	Hotels, Restaurants & Leisure - 1.00%
4,045	Royal Caribbean Cruises Ltd. (b)	55,619
	Household Durables - 1.01%
7,950	D.R. Horton, Inc.	56,206
	Household Products - 1.80%
1,840	Energizer Holdings, Inc. (a)	99,618
	Industrial Conglomerates - 3.72%
1,980	3M Co.	113,929
5,680	General Electric Co.	92,016
		205,945

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Core Fund

Schedule of Investments
December 31, 2008 (Unaudited), Continued
Shares	COMMON STOCKS - 94.60%	Value
	Insurance - 2.62%
3,480	StanCorp Financial Group, Inc.	$145,360
	Internet & Catalog Retail - 1.28%
2,890	Blue Nile, Inc. (a)	70,776
	Internet Software & Services - 2.60%
8,690	Ariba, Inc. (a)	62,655
264	Google, Inc. - Class A (a)	81,219
		143,874
	IT Services - 2.02%
3,085	Fiserv, Inc. (a)	112,201
	Media - 1.46%
3,495	The McGraw-Hill Companies, Inc.	81,049
	Multi-Utilities & Unregulated Power - 1.97%
2,560	Sempra Energy	109,133
	Oil & Gas - 6.97%
2,455	Exxon Mobil Corp.	195,983
6,140	Frontier Oil Corp.	77,548
4,120	Marathon Oil Corp.	112,723
		386,254
	Oil, Gas & Consumable Fuels - 1.81%
1,525	Devon Energy Corp.	100,208
	Personal Products - 1.79%
3,195	The Estee Lauder Cos., Inc. - Class A	98,917
	Pharmaceuticals - 3.87%
1,590	Genzyme Corp. (a)	105,528
2,900	Wyeth	108,779
		214,307
	Real Estate - 2.38%
8,300	Annaly Capital Management, Inc.	131,721
	Semiconductor & Semiconductor Equipment - 1.50%
8,230	Applied Materials, Inc.	83,370
	Software - 2.08%
4,845	Intuit, Inc. (a)	115,263

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Core Fund

Schedule of Investments
December 31, 2008 (Unaudited), Continued
Shares	COMMON STOCKS - 94.60%	Value
	Specialty Retail - 1.63%
	Best Buy Co., Inc.	$90,514
	Wireless Telecommunication Services - 1.44%
	NII Holdings, Inc. (a)	79,719

	TOTAL COMMON STOCKS (Cost $6,741,153)	5,241,490

Shares	SHORT-TERM INVESTMENTS - 2.33%	Value
129,084	Fidelity Institutional Government Portfolio	129,084
	TOTAL SHORT-TERM INVESTMENTS (Cost $129,084)	129,084

	TOTAL INVESTMENTS IN SECURITIES (Cost $6,870,237) - 96.93%	5,370,574
	Other Assets in Excess of Liabilities - 3.07%	169,973
	NET ASSETS - 100.00%	$5,540,547

(a) Non-income producing security. (b) U.S. traded security of a foreign issuer.
(b) U.S. traded security of a foreign issuer.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Core Fund

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2008 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $6,870,237)	$5,370,574
Receivables
Dividends and interest	9,463
Due from Advisor (Note 3)	8,868
Fund shares sold	176,005
Prepaid expenses	6,564
Total assets	5,571,474

LIABILITIES
Payables
Audit fees	7,976
Legal fees	4,661
Transfer agent fees and expenses	4,165
Fund accounting fees	3,916
Chief Compliance Officer fee	3,336
12b-1 fees	2,573
Administration fees	2,548
Accrued expenses	1,752
Total liabilities	30,927

NET ASSETS	$5,540,547

Net asset value and redemption price per share
[$5,540,547/537,635 shares outstanding;
unlimited number of shares (par value $0.01) authorized]
$10.31

Maximum offering price per share
(Net asset value divided by 95.00%)	$10.85

COMPONENTS OF NET ASSETS:
Paid-in capital	$7,211,670
Undistributed net investment loss	(882)
Accumulated net realized loss on investments	(170,578)
Net unrealized depreciation on investments	(1,499,663)
Net assets	$5,540,547

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Core Fund

STATEMENT OF OPERATIONS For the period ended December 31, 2008* (Unaudited)

INVESTMENT INCOME
Dividends	$40,847
Interest	950
Total investment income	41,797

Expenses
Adminstration fees (Note 3)	11,671
Advisory fees (Note 3)	11,097
Fund accounting fees (Note 3)	9,726
Transfer agent fees and expenses (Note 3)	9,337
Audit fees	7,976
Legal fees	4,669
Chief Compliance Officer fee (Note 3)	4,669
Distribution fees (Note 4)	4,268
Trustee fees	2,334
Custody fees (Note 3)	2,256
Reports to shareholders	1,534
Registration fees	1,419
Other expenses	584
Insurance expense	219
Total expenses	71,759
Less: advisory fee waiver and absorbtion (Note 3)	(52,126)
Net expenses	19,633
Net investment income	22,164

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(170,578)
Net change in unrealized depreciation on investments	(1,499,663)
Net realized and unrealized loss on investments	(1,670,241)
Net Decrease in Net Assets Resulting from Operations	$(1,648,077)

* Commencement of operations on August 11, 2008.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Core Fund

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

August 11, 2008*
through
December 31, 2008

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$22,164
Net realized loss on investments	(170,578)
Net change in unrealized depreciation on investments	(1,499,663)
Net decrease in net assets resulting from operations	(1,648,077)

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income	(23,046)
Total distributions to shareholders	(23,046)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	7,211,670

Total increase in net assets	5,540,547

NET ASSETS
Beginning of period	—
End of period	$5,540,547

Undistributed net investment loss at end of period	$(882)

(a) A summary of share transactions is as follows:

	August 11, 2008*
	through
	December 31, 2008
	Shares	Pain-in Capital
Shares sold	536,730	$7,203,220
Shares issued on reinvestments of distributions	2,289	23,046
Shares redeemed**	(1,384)	(14,596)
Net increase	537,635	$7,211,670

** Net of redemption fees of		$160

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Core Fund

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	August 11, 2008*
	through
	December 31, 2008

Net asset value, beginning of period	$15.00
Income from investment operations:
Net investment income	0.06	^
Net realized and unrealized gain on investments	(4.70)
Total from investment operations	(4.64)

Less distributions:
From net investment income	(0.05)
Total distributions	(0.05)

Redemption fees retained	0.00	^#

Net asset value, end of period	$10.31

Total return	(30.94	)%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$5,541
Ratio of expenses to average net assets:
Before expense reimbursement	4.21	%†
After expense reimbursement	1.15	%†
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.76	)%†
After expense reimbursement	1.30	%†
Portfolio turnover rate	9.21	%‡

* Commencement of operations.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
‡ Not annualized.
† Annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Core Fund

NOTES TO FINANCIAL STATEMENTS at December 31, 2008 (Unaudited)

NOTE 1 – ORGANIZATION

The Davidson Multi-Cap Core Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund’s investment objective is to seek long term capital appreciation.  Shares are subject to a maximum sales load of 5.00%, which decreases depending on the amount invested. The Fund began operations on August 11, 2008.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Short-term investments are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at their net asset value per share.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  See note 6 – Summary of Fair Value Exposure for more information.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective December 31, 2008, the Funds adopted FIN 48.  At this time, management is evaluating the application of FIN 48 to the Fund and its impact on the financial statements has not yet been determined.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a last-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 7 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. F. Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended December 31, 2008, Davidson Investment Advisors, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.65% based upon the average daily net assets of the Fund. For the period ended December 31, 2008, the Fund incurred $11,097 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.15% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the period ended December 31, 2008, the Advisor reduced its fees and absorbed Fund expenses in the amount of $52,126; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2012	$52,126

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For the period ended December 31, 2008, the Fund incurred $11,671 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  For the period ended December 31, 2008, the Fund incurred $9,726 in fund accounting fees and $7,003 in transfer agent fees.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended December 31, 2008, the Fund incurred $2,256 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

For the period ended December 31, 2008, the Fund was allocated $4,669 of the Chief Compliance Officer fee.

NOTE 4 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of the Fund’s average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the period ended December 31, 2008, the Fund paid the Distributor $4,268.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2008, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $7,317,288 and $405,557, respectively.

NOTE 6 – SUMMARY OF FAIR VALUE EXPOSURE

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2008:

		Fair Value Measurements at Reporting Date Using
Description	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:

Securities	$5,370,574	$5,370,574	$—	$—
Total	$5,370,574	$5,370,574	$—	$—

NOTE 7 – INCOME TAXES

The tax character of distributions paid during the period ended December 31, 2008 was as follows:

2008
Ordinary income	$23,046

Ordinary income distributions may include dividends paid from short-term capital gains.

NOTICE TO SHAREHOLDERS at December 31, 2008 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-332-0529 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-877-332-0529.

Davidson Multi-Cap Core Fund
Disclosure for Approval of Advisory Agreement

At a meeting held on June 12, 2008, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the initial Advisory Agreement for the Davidson Multi-Cap Core Fund for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services expected to be provided by the Advisor to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement.

The full Board, all the Trustees of which are Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the advisor under the Advisory Agreement.  The Board considered the advisor’s specific responsibilities in all aspects of day-to-day management of the Davidson Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the advisor that would be involved in the day-today activities of the Davidson Fund.  The Board also considered the resources and compliance structure of the advisor, including information regarding its compliance program, its chief compliance officer and the advisor’s compliance record and the advisor’s business continuity plan.  The Board also considered the advisor’s business plan, noting that the advisor had been managing private institutional accounts with substantially similar objectives, policies, strategies and risks to the Davidson Fund since December 31, 2004.  After discussion, the Board concluded that the advisor has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the advisor and the structure of the advisor’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Davidson Fund, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in their respective peer group, as well as the fees and expenses for similar types of accounts managed by the advisor.  The Board viewed such information as a whole as useful in assessing whether the adviser would be able to provide services at a cost that was competitive with other similar funds.  The Trustees also took into account the proposed expense waiver.

The Board noted that the advisor was agreeing to waive its fees or reimburse the Davidson Multi-Cap Core Fund for certain of the Fund’s expenses to the extent necessary to maintain an annual expense ratio of 1.15% for Advisor Class A shares and 1.90% for Advisor Class C shares.  The Board noted that the Fund’s expected total operating expenses, which included a Rule 12b-1 Plan fee, were higher than the applicable peer group median for the Advisor Class C shares, but still within a reasonable range.  It was noted that the expected total operating expenses of the Advisor Class A shares were lower than the applicable peer group median.  The Board also considered that the Funds would be sold primarily through broker-dealers, including the affiliated broker-dealer, D.A. Davidson & Co.

The Board concluded that the fees to be paid to the advisor were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the advisor as the assets of the Davidson Fund grew.  The Board noted that the advisor would be contractually agreeing to reduce its advisory fees or reimburse expenses indefinitely, but in no event for less than a one year term, so that the Davidson Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared by the advisor at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the profits expected to be realized by the advisor from its relationship with the Davidson Fund.  The Board reviewed the advisor’s financial information and took into account both the expected direct benefits and the indirect benefits to the advisor from advising the Davidson Fund.  The Board considered the expected profitability to the advisor from its relationship with the Davidson Fund and considered any additional benefits that may be derived by the advisor from its relationship with the Davidson Fund, particularly “soft dollar” benefits that may be received in exchange for Fund brokerage.  After such review, the Board determined that the expected profitability to the advisor with respect to the Advisory Agreement was not excessive, and that the advisor should be able to maintain adequate profit levels to support the services it provides to the Davidson Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with Davidson, including advisory fees, was fair and reasonable to the Fund.  The Board (all the Trustees of which are Independent Trustees) therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Davidson Multi-Cap Core Fund

REPORT OF THE TRUST’S SPECIAL SHAREHOLDER MEETING (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) took place on July 15, 2008, to elect two new Trustees to the Board and to approve the ratification of the prior appointment of one current Trustee of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, at the close of business on May 22, 2008, were entitled to attend or submit proxies.  As of the record date, the Trust had 109,009,551.55 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1. Election of Two New Trustees

Nominee	For Votes	Votes Withheld
Michael D. LeRoy	67,690,566.1576	161,711.1704
Joe D. Redwine	67,386,892.1216	165,385.2064

Proposal No. 2. Ratification of the Prior Appointment of One Current Trustee of the Board

Current Trustee	For Votes	Votes Withheld
George J. Rebhan	66,476,414.1932	1,075,863.1348

Effective September 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Walter E. Auch, Independent Trustee	George J. Rebhan, Independent Trustee
James Clayburn LaForce, Independent Trustee	Joe D. Redwine, Interested Trustee
Donald E. O’Connor, Independent Trustee	George T. Wofford, Independent Trustee

Effective December 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Walter E. Auch, Independent Trustee	George J. Rebhan, Independent Trustee
James Clayburn LaForce, Independent Trustee	Joe D. Redwine, Interested Trustee
Michael D. LeRoy, Independent Trustee	George T. Wofford, Independent Trustee
Donald E. O’Connor, Independent Trustee

Effective January 1, 2009, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Michael D. LeRoy, Independent Trustee	Joe D. Redwine, Interested Trustee
Donald E. O’Connor, Independent Trustee	George T. Wofford, Independent Trustee
George J. Rebhan, Independent Trustee

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Advisor
Davidson Investment Advisors, Inc.
Davidson Building
8 Third Street North
Great Falls, MT 59401
www.davidsonmutualfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered
Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
75 East 55th Street
New York, NY 10022-3205

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  To obtain a free prospectus please call 877-332-0529.
DAVIDSON MULTI-CAP CORE FUND Semi-Annual Report For the period ended December 31, 2008

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   3/3/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   3/3/09

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   3/3/09

* Print the name and title of each signing officer under his or her signature.